Fair value of financial assets and liabilities - Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)		Dec. 31, 2024 KRW (₩)		Dec. 31, 2025 USD ($)
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		₩ 18,707,459		₩ 19,203,177		$ 12,950,371
Loans and other financial assets at amortized cost		412,495,783	[1]	398,471,816	[1]	285,553,136
Deposits due to customers		376,580,845		366,821,156		260,690,765
Borrowings		34,183,267		30,117,031
Debentures	[2]	55,583,392		48,207,103
Investment contract liabilities		3,433,611		0		$ 2,376,942
Securities at amortized cost
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		18,650,905		19,146,951
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		₩ 18,707,459		₩ 19,203,177
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.		The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.
Input variables		Risk-free market rate and credit spread		Risk-free market rate and credit spread
Securities at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		₩ 6,900,333		₩ 3,242,384
Securities at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		11,750,572		15,894,576
Securities at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		0		9,991
Loans and other financial assets at amortized cost
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost		415,154,239		401,144,172
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost		₩ 412,495,783		₩ 398,471,816
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.		The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.
Input variables		Risk-free market rate, credit spread and prepayment rate		Risk-free market rate, credit spread and prepayment rate
Loans and other financial assets at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost		₩ 0		₩ 0
Loans and other financial assets at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost		9,214,407		7,149,151
Loans and other financial assets at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost		405,939,832		393,995,021
Deposits due to customers
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers		376,725,914		367,128,451
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers		₩ 376,580,845		₩ 366,821,156
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flow of debt products by applying the market discount rate that is reflecting credit rating of the Group or the market discount rate used for similar in products.		The fair value is measured by discounting the projected cash flow of debt products by applying the market discount rate that is reflecting credit rating of the Group or the market discount rate used for similar in products.
Input variables		Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Deposits due to customers | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers		₩ 0		₩ 0
Deposits due to customers | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers		376,725,914		367,128,451
Deposits due to customers | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers		0		0
Borrowings
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings		34,137,635		30,055,266
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings		₩ 34,183,267		₩ 30,117,031
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flow of debt products by applying the market discount rate that is reflecting credit rating of the Group or the market discount rate used for similar in products.		The fair value is measured by discounting the projected cash flow of debt products by applying the market discount rate that is reflecting credit rating of the Group or the market discount rate used for similar in products.
Input variables		Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Borrowings | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings		₩ 0		₩ 0
Borrowings | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings		33,953,026		29,622,705
Borrowings | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings		184,609		432,561
Debentures
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures		55,558,143		48,273,103
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Debentures		₩ 55,583,392		₩ 48,207,103
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flow of debt products by applying the market discount rate that is reflecting credit rating of the Group or the market discount rate used for similar in products.		The fair value is measured by discounting the projected cash flow of debt products by applying the market discount rate that is reflecting credit rating of the Group or the market discount rate used for similar in products.
Input variables		Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Debentures | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures		₩ 0		₩ 0
Debentures | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures		54,302,059		48,273,103
Debentures | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures		1,256,084		₩ 0
Investment contract liabilities
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Investment contract liabilities		3,433,611
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Investment contract liabilities		₩ 3,433,611
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods		Since it is difficult to derive reliable expected cash flows, the book value of the reserves calculated in accordance with the Insurance Business Act and the Insurance Supervisory Regulations was used as a proxy for fair value.		Since it is difficult to derive reliable expected cash flows, the book value of the reserves calculated in accordance with the Insurance Business Act and the Insurance Supervisory Regulations was used as a proxy for fair value.
Investment contract liabilities | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Investment contract liabilities		₩ 0
Investment contract liabilities | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Investment contract liabilities		0
Investment contract liabilities | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Investment contract liabilities		3,433,611
Other financial liabilities
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities		37,405,453	[3]	₩ 31,010,236	[4]
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities		₩ 37,576,486	[3]	₩ 31,786,960	[4]
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flow of debt products by applying the market discount rate that is reflecting credit rating of the Group or the market discount rate used for similar in products.		The fair value is measured by discounting the projected cash flow of debt products by applying the market discount rate that is reflecting credit rating of the Group or the market discount rate used for similar in products.
Input variables		Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Other financial liabilities | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities		₩ 0	[3]	₩ 0	[4]
Other financial liabilities | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities		36,473,258	[3]	30,201,229	[4]
Other financial liabilities | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities		₩ 932,195	[3]	₩ 809,007	[4]

[1]	Cash and cash equivalents are not included
[2]	Included debentures under fair value hedge amounting to and 3,952,047 million Won and 4,046,624 million Won as of December 31, 2024 and 2025 respectively. Also, debentures under cash flow hedge amounting to 1,860,100 million Won and 1,410,514 million Won are included as of December 31, 2024 and 2025 respectively.
[3]	Lease liabilities are excluded as of December 31, 2025.
[4]	Lease liabilities are excluded as of December 31, 2024.